Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (2,980)	$ (4,057)
Deferred tax assets	7,465	4,652
Total	$ 4,485	$ 595